Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Plan management categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:
•    Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•    Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data.
•    Level 3: Unobservable inputs for which there is little or no market data and require the Plan to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.
Shares of registered investment companies, investments in the People Incorporated common stock fund and the self-directed brokerage account investment option (which is invested primarily in registered investment companies, cash and cash equivalents and common stock), are valued at quoted market prices at year-end. The fair value of common collective trust funds is based on the Net Asset Value ("NAV") reported by the administrator of the respective common collective trust funds. The NAV is calculated daily and is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. While the underlying assets are actively traded, these funds are not publicly traded and are, therefore, classified as Level 2. There are no restrictions on redemptions related to the common collective trust funds. There have been no changes in the valuation methodologies used between December 31, 2025 and 2024.
The preceding valuation methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While Plan management believes these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth, by level within the fair value hierarchy, Plan assets that are measured at fair value as of December 31, 2025 and 2024. There are no Plan assets that are measured on a recurring basis using Level 3 inputs.

	December 31, 2025
	Level 1	Level 2	Total Fair Value Measurements
Investments in registered investment companies	$564,985,896	$—	$564,985,896
Investment in self-directed brokerage account	35,531,897	—	35,531,897
Investment in People Incorporated common stock fund	4,309,467	—	4,309,467
Investments in common collective trust funds	—	1,147,120,062	1,147,120,062
Total investments, at fair value	$604,827,260	$1,147,120,062	$1,751,947,322

	December 31, 2024
	Level 1	Level 2	Total Fair Value Measurements
Investments in registered investment companies	$503,824,838	$—	$503,824,838
Investment in self-directed brokerage account	28,792,975	—	28,792,975
Investment in People Incorporated common stock fund	6,622,593	—	6,622,593
Investments in common collective trust funds	—	1,027,151,256	1,027,151,256
Total investments, at fair value	$539,240,406	$1,027,151,256	$1,566,391,662